As filed with the Securities and Exchange Commission on September 7, 2018.
File Nos.
002-99112
811-04356

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 62	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 62	[X]

FRANKLIN CALIFORNIA TAX-FREE TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CALIFORNIA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on September 10, 2018 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the prospectus and statement of additional information of Franklin California Intermediate-Term Tax-Free Income Fund of the Registrant and does not otherwise delete, amend, or supersede any other information relating to any other series of the Registrant.

CAT P1 0918

SUPPLEMENT DATED SEPTEMBER 10, 2018

TO THE PROSPECTUS DATED NOVEMBER 1, 2017

OF

Franklin CALIFORNIA Intermediate-Term Tax-Free Income Fund

(Franklin California Tax-Free Trust)

The prospectus is amended as follows:

I. On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  Class A1 shares are no longer available to new investors.  In addition, on September 10, 2018, the Fund began offering new Class A shares.  Therefore, on or about September 10, 2018, the Fund has five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor Class.

II. The Fund’s classes on the cover of the prospectus are replaced with the following:

Class A	Class A1	Class C	Class R6	Advisor Class
FCCQX	FKCIX	FCCIX	FCCRX	FRCZX

III. The following replaces the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summary – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R6[3]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	2.25%	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[4]	None[4]	1.00%	None	None

1. The Fund began offering Class A shares on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges – Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. The Fund began offering Class R6 shares on August 1, 2017.

4. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares.  Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R6	Advisor Class
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses[2]	0.07%	0.07%	0.07%	0.04%	0.07%
Total annual Fund operating expenses[2]	0.78%	0.63%	1.18%	0.50%	0.53%
Fee waiver and/or expense reimbursement[2]	-0.04%	-0.04%	-0.04%	-0.04%	-0.04%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	0.74%	0.59%	1.14%	0.46%	0.49%

1. The Fund began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. The fee waiver and/or expense reimbursement above has been updated to reflect that the investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.49% through October 31, 2019. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 299	$ 465	$ 645	$ 1,166
Class A1	$ 284	$ 418	$ 564	$ 990
Class C	$ 216	$ 371	$ 645	$ 1,428
Class R6	$ 47	$ 156	$ 276	$ 624
Advisor Class	$ 50	$ 166	$ 292	$ 661
If you do not sell your shares:
Class C	$ 116	$ 371	$ 645	$ 1,428

IV. In the “Fund Summary – Performance” section of the prospectus, the following is added to the “Average Annual Total Returns” table:

	1 Year	5 Years	10 Years
Franklin California Intermediate-Term Tax-Free Income Fund - Class A1 (formerly Class A)	-2.36%	2.59%	3.57%

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes.  If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

V.  The following is added to the Fund’s financial highlights charts in the “Financial Highlights” section of the prospectus:

Class A
Year Ended June 30, 2018
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$12.03
Income from investment operationsa:
Net investment income[b]	0.33
Net realized and unrealized gains (losses)	(0.24)
Total from investment operations	0.09
Less distributions from net investment income	(0.32)
Net asset value, end of period	$11.80
Total return[c]	0.78%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.64%
Expenses net of waiver and payments by affiliates	0.61%[d]
Net investment income	2.74%
Supplemental data
Net assets, end of period (000’s)	$846,856
Portfolio turnover rate	3.32%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

Class C
Year Ended June 30, 2018
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$12.08
Income from investment operationsa:
Net investment income[b]	0.26
Net realized and unrealized gains (losses)	(0.23)
Total from investment operations	0.03
Less distributions from net investment income	(0.26)
Net asset value, end of period	$11.85
Total return[c]	0.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates	1.19%
Expenses net of waiver and payments by affiliates	1.16%[d]
Net investment income	2.19%
Supplemental data
Net assets, end of period (000’s)	$221,016
Portfolio turnover rate	3.32%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

Class R6
Year Ended June 30, 2018[a]
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$12.12
Income from investment operationsb:
Net investment income[c]	0.32
Net realized and unrealized gains (losses)	(0.30)
Total from investment operations	0.02
Less distributions from net investment income	(0.31)
Net asset value, end of period	$11.83
Total return[d]	0.16%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.52%
Expenses net of waiver and payments by affiliates[f]	0.49%
Net investment income	2.86%
Supplemental data
Net assets, end of period (000’s)	$12,773
Portfolio turnover rate	3.32%

a For the period August 1, 2017 (effective date) to June 30, 2018.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Benefit of expense reduction rounds to less than 0.01%.

Advisor Class
Year Ended June 30, 2018
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$12.06
Income from investment operationsa:
Net investment income[b]	0.34
Net realized and unrealized gains (losses)	(0.23)
Total from investment operations	0.11
Less distributions from net investment income	(0.34)
Net asset value, end of period	$11.83
Total return	0.88%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.54%
Expenses net of waiver and payments by affiliates	0.51%[c]
Net investment income	2.84%
Supplemental data
Net assets, end of period (000’s)	$600,698
Portfolio turnover rate	3.32%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Benefit of expense reduction rounds to less than 0.01%.

VI. The chart under the “Your Account – Choosing a Share Class” section of the prospectus is replaced with the following:

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 2.25% or less	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $500,000 or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees. Automatic conversion to Class A shares after approximately ten years, reducing future annual expenses.

The Fund began offering Class R6 shares on August 1, 2017 and Class A shares on September 10, 2018.

Class A1 shares are closed to new investors effective at the close of market on September 7, 2018.  Existing investors who had an open and funded account as of that date will be able to continue to invest in Class A1 shares of the Fund through reinvestment of dividends, exchanges and additional purchases after such date. Employer sponsored retirement plans, benefit plans, or discretionary allocation programs that have Class A1 shares of a Fund available to participants or clients on or before September 7, 2018, may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

VII. The heading “Class A & C” under the first table of the “Your Account – Choosing a Share Class” section is replaced with “Class A, A1 & C.”

VIII. The “Sales Charges – Class A” heading and chart under the “Your Account – Choosing a Share Class” section of the prospectus are replaced with the following:

Sales Charges – Class A & A1

when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $100,000	2.25%	2.30%
$100,000 but under $250,000	1.75%	1.78%
$250,000 but under $500,000	1.25%	1.27%
$500,000 or more	0.00%	0.00%

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

IX. Under the “Your Account – Choosing a Share Class – Sales Charges – Class A & A1 – Sales Charge Reductions” section of the prospectus, all references to “Class A” are replaced with “Class A/A1.”

X. The “Your Account – Choosing a Share Class – Sales Charges – Class A & A1 – Sales Charge Waivers for Class A Shares “ is replaced with the following:

Sales Charge Waivers

Class A and Class A1 shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

XI.  Under the “Your Account – Choosing a Shares Class – Sales Charges - Class A & A1 – Sales Charge Waivers – Waivers for certain investors” section of the prospectus, all references to “Class A” are replaced with “Class A/A1” and the following is added to the bullet point list:

•  Class C shareholders whose shares are converted to Class A shares after 10 years under the Class C shares’ conversion feature.

XII. The following replaces the “Your Account – Choosing a Shares Class – Sales Charges – Class A & A1 – Investments of $1 Million or More” section:

Investments of $500,000 or More

If you invest $500,000 or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs, you can buy Class A & A1 shares without an initial sales charge.  However, there is a 0.75% CDSC on any shares you sell within 18 months of purchase.  This CDSC will change to 1.00% on or after March 10, 2020.  The way we calculate the CDSC is the same for each class (please see “Contingent Deferred Sales Charge (CDSC) - Class A, A1 & C”).

XIII. The following replaces the “Your Account – Choosing a Share Class – Sales Charges – Class A – Distribution and Service (12b-1) Fees” section:

Distribution and Service (12b-1) Fees

Class A and Class A1 have a distribution plan, sometimes known as a Rule 12b‑1 plan that allows the Fund to pay distribution fees of up to 0.25% and 0.10% per year to those who sell and distribute Class A and Class A1 shares, respectively, and provide other services to shareholders. Because these fees are paid out of Class A’s and Class A1’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

XIV. The following replaces the second sentence under “Your Account – Choosing a Shares Class – Sales Charges –Class C” heading:

We place any investment of $500,000 or more in Class A shares, since Class A's annual expenses are lower.

XV. All references to the “Contingent Deferred Sales Charge (CDSC) - Class A & C” heading are replaced with “Contingent Deferred Sales Charge (CDSC) - Class A, A1 & C.”

XVI. The “Notice of Automatic Conversion of Class C Shares to Class A Shares after 10-Year Holding Period” section under the “Your Account” section of the prospectus is removed and the following is added after the “Your Account – Choosing a Shares Class – Sales Charges – Class C – Distribution and Service (12b-1) Fees” section:

Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period

Effective on October 5, 2018, Class C shares’ conversion feature will become effective.  The conversion feature provides that Class C shares that have been held for 10 years or more will automatically convert into Class A shares and will be subject to Class A shares’ lower Rule 12b-1 fees (the “Conversion Feature”). On or about October 19, 2018, Class C shares of the Fund that have been outstanding for 10 years or more will automatically convert to Class A shares of the Fund on the basis of the relative net asset values of the two classes.  Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C (or Class C1) shares’ purchase date.  The monthly conversion date is expected to occur around the middle of every month and generally falls on a Friday.

Terms of the Conversion Feature.  Class C shares that automatically convert to Class A shares of the Fund will convert on the basis of the relative net asset values of the two classes.  Shareholders will not pay a sales charge, including a CDSC, upon the conversion of their Class C shares to Class A shares pursuant to the Conversion Feature. The automatic conversion of the Fund’s Class C shares into Class A shares after the 10-year holding period is not expected to be a taxable event for federal income tax purposes. Shareholders should consult with their tax advisor regarding the state and local tax consequences of such conversions.

If you previously owned Class C1 shares of the Fund, the time you held such shares will count towards the 10-year period for automatic conversion to Class A shares. Class C (or Class C1) shares of the Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the conversion date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions.

Class C shares held through a financial intermediary in an omnibus account will be automatically converted into Class A shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, when shares are invested through retirement plans, omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C (or Class C1) shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares and the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods.  This primarily occurs when shares are invested through certain record keepers for group retirement plans, where the intermediary cannot track share aging at the participant level.  In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C (and, if applicable, Class C1) shares. In these circumstances, it is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

Also effective October 5, 2018, new accounts or plans may not be eligible to purchase Class C shares of the Fund if it is determined that the intermediary cannot track shareholder holding periods to determine whether a shareholder’s Class C shares are eligible for conversion to Class A shares.  Accounts or plans (and their successor, related and affiliated plans) that have Class C (or Class C1) shares of the Fund available to participants on or before October 5, 2018, may continue to open accounts for new participants in that share class and purchase additional shares in existing participant accounts.  The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the conversion of Class C shares into Class A shares. In these cases, Class C shareholders may convert to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the Fund. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

XVII.  Under the “Your Account – Choosing a Share Class – Reinstatement Privilege” section of the prospectus, all references to “Class A” are replaced with “Class A/A1” and the following replaces the first sentence in that section:

If you sell any class of shares of a Franklin Templeton Investments fund, you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class (or share class equivalent if the share class you redeemed from is closed to new investors) without an initial sales charge.

XVIII. The heading “Minimum Investments – Class A & C” under the “Your Account – Buying Shares” heading is replaced with “Minimum Investments – Class A, A1 & C.”

XIX. The sub-heading “Class A & C” under the section “Your Account – Exchanging Shares – Exchange Privilege” is replaced with “Class A, A1 & C.”

XX. The following is added to the “Your Account – Exchanging Shares – Exchange Privilege” section:

Exchange Effects on Class C Conversion Feature.  Effective October 5, 2018, if you exchange your Class C shares for the same class of shares of another Franklin Templeton fund, the time your shares are held in the initial Fund will count towards the 10-year period for automatic conversion to Class A shares.

XXI. The heading and first paragraph under the section “Your Account – Account Policies – Calculating Share Price – Class A & C” of the prospectus are replaced with the following:

Class A, A1 & C

When you buy shares, you pay the "offering price" for the shares. The "offering price" is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.50%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus 0.055 [10.25/0.945] equals 10.582011, which, when rounded to two decimal points, equals 10.58. The offering price per share would be $10.58.

XXII. The sub-heading “Class A & C” under the section “Your Account – Account Policies – Dealer Compensation” is replaced with “Class A, A1 & C.”

XXIII. The following replaces the chart under the “Your Account – Account Policies – Dealer Compensation – Class A, A1 & C” section of the prospectus:

	Class A	Class A1	Class C
Commission (%)	—	—	1.00[1]
Under $100,000	2.00%	2.00%	—
$100,000 but under $250,000	1.75%	1.75%	—
$250,000 but under $500,000	1.25%	1.25%	—
$500,000 or more	Up to 1.00%	Up to 1.00%	—
12b-1 fee to dealer	0.25[2]	0.10[2]	0.65[3]

1. Commission includes advance of the first year's 0.15% 12b-1 service fee. Distributors may pay a prepaid commission.

2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

3. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.  After approximately 10 years, Class C shares convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.

Please keep this supplement with your prospectus for future reference.

CAT SA1 0918

SUPPLEMENT DATED SEPTEMBER 10, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 1, 2017

OF

Franklin CALIFORNIA Intermediate-Term Tax-Free Income Fund

(Franklin California Tax-Free Trust)

The Statement of Additional Information (“SAI”) is amended as follows:

I. The Fund’s classes on the cover of the SAI are replaced with the following:

Class A	Class A1	Class C	Class R6	Advisor Class
FCCQX	FKCIX	FCCIX	FCCRX	FRCZX

II.  The second paragraph on the cover of the SAI is replaced with the following:

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund’s Annual Report to shareholders, for the fiscal year ended June 30, 2018 are incorporated by reference (are legally a part of this SAI).

III.  The following replaces the second paragraph and bullet point list under the “Organization, Voting Rights and Principal Holders” section of the SAI:

The Fund currently offers five classes of shares, Class A, Class A1, Class C, Class R6 and Advisor Class. On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares and the Fund began offering new Class A shares.  The Fund may offer additional classes of shares in the future. The full title of each class is:

  Franklin California Intermediate-Term Tax-Free Income Fund - Class A
  Franklin California Intermediate-Term Tax-Free Income Fund - Class A1
  Franklin California Intermediate-Term Tax-Free Income Fund - Class C
  Franklin California Intermediate-Term Tax-Free Income Fund - Class R6
  Franklin California Intermediate-Term Tax-Free Income Fund - Advisor Class

IV.  The following principal holders list replaces the principal holders list for the Fund under the “Organization, Voting Rights and Principal Holders” section:

As of August 10, 2018, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	15.36
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	7.76
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	A	5.90
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	13.88
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-1114	A	9.02
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive East Jacksonville, FL 32246-6486	A	12.59
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	A	7.39
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-1114	C	13.25
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	6.75
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	20.12
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	C	7.67
J.P. Morgan Securities LLC* 4 Chase MetroTech Center Brooklyn, NY 11245-0001	C	5.27
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive East Jacksonville, FL 32246-6486	C	17.65
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	8.65
Morgan Stanley Smith Barney Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-1114	Advisor	12.65
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	11.31
LPL Financial* 4707 Executive Drive San Diego, CA 92121-3091	Advisor	5.9
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	14.72
American Enterprise Investment Service* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	6.70

1

UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	6.65
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive East Jacksonville, FL 32246-6486	Advisor	17.07
SEI Private Trust Company CO Edward Jones Trust 1 Freedom Valley Drive Oaks, PA 19456-9989	R6	8.88
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	R6	90.91

2

V.  The last paragraph under the “Organization, Voting Rights and Principal Holders” section is replaced with the following:

As of August 10, 2018, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VI.  In the “Buying and Selling Shares” section of the SAI, all references to “Class A” are replaced with “Class A/A1.”

VII. The following replaces the second paragraph under “Buying and Selling shares – Initial sales charges – Financial intermediary compensation:”

Distributors may pay the following commissions to financial intermediaries who initiate and are responsible for purchases of Class A/A1 shares in the following amounts:

Amount of Investment	For Funds with an initial sales charge of 5.50% (%)	For Funds with an initial sales charge of 4.25% (%)	For Funds with an initial sales charge of 2.25% (%)
Under $50,000	5.00	4.00	2.00
$50,000 but under $100,000	4.00	4.00	2.00
$100,000 but under $250,000	3.00	3.00	1.75
$250,000 but under $500,000	2.25	2.25	1.25
$500,000 but under $1 million	1.75	1.00	1.00
$1 million but under $4 million	1.00	1.00	1.00
$4 million but under $10 million	1.00	1.00	1.00
$10 million but under $50 million	0.50	0.50	0.50
$50 million or more	0.25	0.25	0.25

Consistent with the provisions and limitations set forth in its Class A/A1 Rule 12b-1 distribution plan, the Fund may reimburse Distributors for the cost of these commission payments.

VIII. The following replaces the first paragraph under “Buying and Selling shares – Contingent deferred sales charge (CDSC) - Class A & C:”

Contingent deferred sales charge (CDSC) - Class A, A1 & C     If you invest any amount in Class C shares, $1 million or more in Class A or A1 shares of mutual funds with a maximum initial sales charge of 5.50%, or $500,000 or more for mutual funds with a maximum initial sales charge of 4.25% or 2.25%, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any Class A or A1 shares you sell within 18 months and any Class C shares you sell within 12 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A and A1 shares of mutual funds with a maximum initial sales charge of 5.50% and for Class C shares.  The CDSC is 0.75% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A and A1 shares of mutual funds with a maximum initial sales charge of 4.25% or 2.25%; however this CDSC will change to 1.00% on or after February 1, 2020.

IX.  The heading “The Underwriter – Distribution and service (12b-1 fees) – Class A and C” section is replaced with “The Underwriter – Distribution and service (12b-1 fees) – Class A, A1 and C.”

3

X.  The heading and first paragraph under “The Underwriter – Distribution and service (12b-1 fees) – Class A, A1 and C – The Class A, A1 and C plans” are replaced with the following:

The Class A, A1 and C plans. The Fund may pay up to 0.25% per year of Class A’s average daily net assets and up to 0.10% per year of Class A1’s average daily net assets.

XI.  References to “Class A” in the sixth paragraph under “The Underwriter – Distribution and service (12b-1 fees) – Class A, A1 and C – The Class A, A1 and C plans” are replaced with “Class A/A1.”

XII.  In the “Performance” section of the SAI, all references to “Class A” are replaced with “Class A/A1.”

Please keep this supplement with your SAI for future reference.

4

FRANKLIN CALIFORNIA TAX-FREE TRUST

FILE NOS. 002-99112 & 811-04356

PART C

OTHER INFORMATION

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)

Agreement and Declaration of Trust of Franklin California Tax-Free Trust, a Delaware Statutory Trust, dated October 18, 2006

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2007

(ii)

Certificate of Trust of Franklin California Tax-Free Trust, a Delaware Statutory Trust, dated October 18, 2006

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2007

(b)	By-Laws

(i)

By-Laws of Franklin California Tax-Free Trust, a Delaware Statutory Trust, effective October 18, 2006

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2007

	(ii)	Amendment to the By-Laws of Franklin California Tax-Free Trust dated February 1, 2018

(c)	Instruments Defining Rights of Security Holders

	(i)	Agreement and Declaration of Trust
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d) Articles VIII, Certain Transactions – Section 4
(e) Articles X, Miscellaneous – Section 4

	(ii)	By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3, 4,6 and 7
(d) Articles VIII, Amendment – Section 1

	(iii)	Part B: Statement of Additional Information Item 22

(d)	Investment Advisory Contracts

(i)

Investment Management Agreement between Registrant, on behalf of Franklin California Insured Tax-Free Income Fund, Franklin California Intermediate-Term Tax-Free Income Fund and Franklin California Tax-Exempt Money Fund, and Franklin Advisers, Inc. dated November 1, 2007

Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 27, 2008

(ii)

Addendum dated January 1, 2008 to the Investment Management Agreement between Registrant, on behalf of Franklin California Insured Tax-Free Income Fund, Franklin California Intermediate-Term Tax-Free Income Fund and Franklin California Tax-Exempt Money Fund, and Franklin Advisers, Inc. dated November 1, 2007

Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 27, 2008

(iii)

Investment Management Agreement between Registrant, on behalf of Franklin California Ultra-Short Tax-Free Income Fund, and Franklin Advisers, Inc. dated March 21, 2016

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2016

(e)	Underwriting Contracts

(i)

Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 27, 2011

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: August 27, 2010

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Registrant: Franklin New York Tax-Free Trust

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 033-07785

Filing Date: March 1, 1996

(ii)

Amendment dated May 7, l997 to the Master Custody Agreement dated February 16, 1996 between Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 30, 1997

(iii)

Amendment dated February 27, 1998, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: August 21, 1998

	(iv)	Amendment dated June 1, 2018 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

(v)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 033-07785

Filing Date: March 1, 1996

	(vi)	Amended dated June 1, 2018 to Exhibit A of the Terminal Link Agreement between the Registrant and the Bank of New York Mellon dated as of February 16, 1996

(h)	Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated May 1, 2014

Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 24, 2014

	(ii)	Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated November 1, 2017

(iii)

Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC, on behalf of Franklin California Ultra-Short Tax-Free Income Fund dated March 21, 2016

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2016

(i)	Legal Opinion

	(i)	Legal Opinion dated October 26, 2007 Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: October 26, 2007

(ii)

Opinion and Consent of Counsel dated October 23, 2015, on behalf of Franklin California Ultra-Short Tax-Free Income Fund

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 29, 2015

(j)	Other Opinions

	(i)	Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

	(i)	Letter of Understanding dated April 12, 1995 Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: April 21, 1995

(m)	Rule 12b-1 Plan

	(i)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin California Intermediate-Term Tax-Free Income Fund

	(ii)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin California Intermediate-Term Tax-Free Income Fund

(iii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of the Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 29, 2013

(n)	Rule 18f-3 Plan

	(i)	Form of Amended Multiple Class Plan on behalf of Franklin California Intermediate-Term Tax-Free Income Fund

	(ii)	Amended Multiple Class Plan on behalf of Franklin California Ultra-Short Tax-Free Income Fund dated July 12, 2017

(p)	Code of Ethics

	(i)	Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: October 24, 2014

(q)	Power of Attorney

	(i)	Power of Attorney dated June 13, 2013 Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: October 25, 2013

	(ii)	Power of Attorney dated October 1, 2014 – Mary C. Choksi Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: October 24, 2014

	(iii)	Power of Attorney dated May 23, 2017 for Matthew T. Hinkle Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: July 27, 2017

	(iv)	Power of Attorney dated December 16, 2017 for Terrence J. Checki Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: January 22, 2018

Item 29.    Persons Controlled by or Under Common Control with Fund

None

Item 30.    Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of the Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), Registrant's investment manager, also serve as officers and/or trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Fund

Franklin California Tax-Free Income Fund

Franklin Custodian Funds

Franklin ETF Trust

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Global Trust

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin Investors Securities Trust

Franklin Managed Trust

Franklin Municipal Securities Trust

Franklin Mutual Series Funds

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin Real Estate Securities Trust

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Tax-Free Trust

Franklin Templeton ETF Trust

Franklin Templeton Global Trust

Franklin Templeton International Trust

Franklin Templeton Money Fund Trust

Franklin Templeton Variable Insurance Products Trust

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Institutional Fiduciary Trust

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Global Investment Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Institutional Funds

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Trust at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder service agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 6th day of September, 2018.

FRANKLIN CALIFORNIA TAX-FREE TRUST

(Registrant)

By:   /s/Karen L. Skidmore_

      Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

CHRISTOPHER J. MOLUMPHY*

Christopher J. Molumphy	President and Chief Executive Officer-Investment Management Dated: September 6, 2018

MATTHEW T. HINKLE*

Matthew T. Hinkle	Chief Executive Officer-Finance and Administration Dated: September 6, 2018

GASTON GARDEY*

Gaston Gardey	Chief Financial Officer, Chief Accounting Officer Dated: September 6, 2018

HARRIS J. ASHTON* Harris J. Ashton	Trustee Dated: September 6, 2018

TERRENCE J. CHECKI* Terrence J. Checki	Trustee Dated: September 6, 2018

MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: September 6, 2018

EDITH E. HOLIDAY*

Edith E. Holiday	Trustee Dated: September 6, 2018

GREGORY E. JOHNSON* Gregory E. Johnson	Trustee Dated: September 6, 2018

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: September 6, 2018

J. MICHAEL LUTTIG* J. Michael Luttig	Trustee Dated: September 6, 2018

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: September 6, 2018

JOHN B. WILSON*

John B. Wilson

Trustee Dated: September 6, 2018

*By /s/ Karen L. Skidmore

Karen L. Skidmore,

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN CALIFORNIA TAX-FREE TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

Ex-99.(b)(ii)	Amendment to the By-Laws of Franklin California Tax-Free Trust dated February 1, 2018

Ex-99.(g)(iv)	Amendment dated June 1, 2018 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Ex-99.(g)(vi)	Amended dated June 1, 2018 to Exhibit A of the Terminal Link Agreement between the Registrant and the Bank of New York Mellon dated as of February 16, 1996

Ex-99.(h)(ii)	Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated November 1, 2017

Ex-99.(j)(i)	Consent of Independent Registered Public Accounting Firm

Ex-99.(m)(i)	Form of Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin California Intermediate-Term Tax-Free Income Fund

Ex-99.(m)(ii)	Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin California Intermediate-Term Tax-Free Income Fund

Ex-99.(n)(i)	Form of Amended Multiple Class Plan on behalf of Franklin California Intermediate-Term Tax-Free Income Fund

Ex-99.(n)(ii)	Amended Multiple Class Plan on behalf of Franklin California Ultra-Short Tax-Free Income Fund dated July 12, 2017